ACQUISITIONS - Deutsche Hospitality (Details) - Deutsche Hospitality. € in Millions, ¥ in Millions			12 Months Ended
	Jan. 02, 2020 EUR (€) item	Jan. 02, 2020 CNY (¥) item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Percentage of ownership interest acquired	100.00%	100.00%
Number of brands in which entity is operating | item	5	5
Aggregated consideration	€ 720	¥ 5,624
Net revenue of the acquiree included in the consolidated statements of comprehensive income			¥ 184	¥ 1,532
Net loss of the acquiree included in the consolidated statements of comprehensive income			¥ 34	¥ 1,345